PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net of accumulated depreciation, as of December 31, 2019 and 2020 consisted of the following:

	2019	2020	2020
	RUB	RUB	$
Servers and network equipment	59,409	74,478	1,008.2
Land and buildings	16,133	18,587	251.6
Infrastructure systems	9,537	14,343	194.2
Office furniture and equipment	4,843	5,847	79.1
Finance lease right-of-use assets (Note 8)	1,680	3,858	52.2
Leasehold improvements	1,980	3,087	41.8
Other equipment	1,607	3,152	42.7
Assets not yet in use	3,778	5,817	78.7
Total	98,967	129,169	1,748.5
Less: accumulated depreciation	(51,111)	(67,397)	(912.3)
Total property and equipment, net	47,856	61,772	836.2

Assets not yet in use primarily represent infrastructure systems, computer equipment and other assets under installation, including related prepayments, and comprise the cost of the assets and other direct costs applicable to purchase and installation. Leasehold improvements included in assets not yet in use amounted to RUB 98 and RUB 85 ($1.2) as of December 31, 2019 and 2020, respectively.

Depreciation expenses related to property and equipment for the years ended December 31, 2018, 2019 and 2020 amounted to RUB 9,833, RUB 12,164 and RUB 13,862 ($187.6), respectively.